Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

26- Income Taxes

The components of earnings (loss) before income taxes and Non-controlling interest consist of:

	Year ended December 31,
	2009	2010	2011
The Netherlands	(92,945)	(48,177)	(3,450)
Other countries	28,458	333,639	356,305

Earnings (Loss) before income taxes and Non-controlling interest	(64,487)	285,462	352,855

The income tax expense consists of:

	Year ended December 31,
	2009	2010	2011
Current:
The Netherlands	(297)	(505)	(494)
Other countries	(12,570)	(38,342)	(64,684)

	(12,867)	(38,847)	(65,178)
Deferred:
The Netherlands	—	—	—
Other countries	9,081	(4,093)	28,486

Income tax expense	(3,786)	(42,939)	(36,692)

The provisions for income taxes as shown in the Consolidated Statements of Operations differ from the amounts computed by applying the Netherlands statutory income tax rates to earnings before taxes. A reconciliation of the provisions for income taxes and the amounts that would be computed using the Netherlands statutory income tax rates is set forth as follows:

	Year ended December 31,
	2009	2010	2011
Earnings (Loss) before income taxes and Non-controlling interest	(64,487)	285,462	352,855
Netherlands statutory income tax rate	25.5%	25.5%	25.0%
Income tax provision at statutory rate	16,444	(72,793)	(88,214)
Non-deductible expenses	(8,376)	(8,250)	(8,228)
Foreign taxes at a rate other than the Netherlands statutory rate	16,100	24,198	12,983
Valuation allowance	(32,087)	(3,698)	17,991
Non-taxable income	4,870	18,536	30,156
Other	(737)	(932)	(1,380)

Income tax expense	(3,786)	(42,939)	(36,692)

Included in non-taxable income for 2011 is € 11,275 regarding the Company's manufacturing operations in Singapore and other countries where income covering certain products is non-taxable or subject to concessional tax rates under tax incentive schemes granted by the local tax authority. The majority of these tax incentive schemes have terms ending by December 31, 2020.

On 29 May 2006 and 8 June 2009 the Singapore Economic Development Board ("EDB") granted Pioneer Certificates to ASM Front End Manufacturing Singapore Pte Ltd ("FEMS", a principal subsidiary of the Group,) to the effect that profits arising from certain manufacturing activities by FEMS of Front End equipment will in principle be exempted from tax for a period of 10 years effective from dates ranging between 1 April 2005 and 1 July 2008, subject to fulfillment of certain criteria during the period.

On 12 July 2010, the EDB granted a Pioneer Certificate to ASM Technology Singapore Pte Limited ("ATS"), a principal subsidiary of the Group, to the effect that profits arising from certain products will be exempted from tax for a period of 10 years effective from dates ranging between 1 June 2010 and 1 January 2012 across specified products, subject to fulfillment of certain criteria during the period. EDB had also granted a 5 year Development and Expansion Incentive (DEI) to ATS to the effect that the profits arising from certain existing products shall be subject a concessionary tax rate of 10% for a period of 5 years from 1 January 2011, subject to the fulfillment of certain criteria during the period.

On the same date, the EDB also granted ATS an International Headquarters ("IHQ") Award to the effect that certain income arising from qualifying activities conducted by ATS, excluding income from business transactions with companies or end customers in Singapore, shall be subject to concessionary tax rate of 5% for a period of 10 years from 1 January 2011, subject to fulfillment of certain criteria during the period.

The Netherlands statutory tax rate amounted to 25.5% in 2009 and 2010, for 2011 this rate was 25.0%. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. The Company's deferred tax assets and liabilities have been determined in accordance with these statutory income tax rates.

Deferred income taxes consist of the following:

	December 31,
	2010	2011
Deferred tax assets:
Reserves and allowances	7,020	10,415
Net operating losses	153,407	86,720
Depreciation	2,331	363
Other	1,216	6,391

Gross deferred tax assets	163,974	103,889
Less: valuation allowance	(149,600)	(76,467)

Net deferred tax assets	14,374	27,422
Deferred tax liabilities	(321)	(4,381)

Net deferred income taxes	14,053	23,041

Deferred tax assets and liabilities are classified in the consolidated balance sheet as follows:

	December 31,
	2010	2011
Deferred tax assets—current	8,567	14,350
Deferred tax assets—non-current	5,807	13,072
Deferred tax liabilities—current	—	(3,513)
Deferred tax liabilities—non-current	(321)	(868)

	14,053	23,041

Based on tax filings, ASMI and its individual subsidiaries have net operating losses available at December 31, 2011 of € 317,632 for tax return purposes to reduce future income taxes, mainly in Europe. During fiscal year 2011, the Company entered into transactions due to which considerable net operating losses, that were generated before 2003, were offset. The Company believes that realization of its net deferred tax assets is dependent on the ability of the Company to generate taxable income in the future. Given the volatile nature of the semiconductor equipment industry, past experience, and the tax jurisdictions where the Company has net operating losses, the Company believes that there is currently insufficient evidence to substantiate recognition of substantially all net deferred tax assets with respect to net operating losses. Accordingly, a valuation allowance of € 149,600 in 2010 and € 76,467 in 2011 has been recorded.

The amounts and expiration dates of net operating losses for tax purposes are as follows:

Expiration year
2012	41,031
2013	16,309
2014	37,607
2015	0
2016	10,567
2017	47,712
2018	57,753
2019	35,929
2020	325
2021-2028	0
2029	17,837
2030	3,762
Unlimited	48,800

Net operating losses	317,632

The Company has not provided for deferred foreign withholding taxes, if any, on undistributed earnings of its foreign subsidiaries. At December 31, 2011 the undistributed earnings of subsidiaries, subject to withholding taxes, were approximately € 63,270. These earnings could become subject to foreign (withholding) taxes if they were remitted as dividends and / or if the Company should sell its interest in the subsidiaries.

Consistent with the provisions of ASC 740, as of December 31, 2011, ASMI has a liability of unrecognized tax benefits of € 21.7 million. A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

Balance January 1, 2009	14,841
Gross increases—tax positions in current year	1,381
Foreign currency translation effect	(560)

Balance December 31, 2009	15,663
Gross increases—tax positions in current year	3,230
Foreign currency translation effect	1,164

Balance December 31, 2010	20,057
Gross increases—tax positions in current year	950
Foreign currency translation effect	742

Balance December 31, 2011	21,749

Unrecognized tax benefits mainly relate to transfer pricing positions, operational activities in countries where the Company is not tax registered and tax deductible costs. The Company estimates that no interest and penalties are related to these unrecognized tax benefits. In the year ended December 31, 2011, no settlement with tax authorities and no reduction as a result of a lapse of statute of limitations occurred.

Unrecognized tax benefits of € 21,749 would, if recognized, impact the Company's effective tax rate. The Company provided for the full amount of € 21,749 to mitigate possible impact in case of an unfavorable outcome. The unrecognized tax benefits are classified in the consolidated balance sheet under "accrued expenses and other" and are covered with purchased tax certificates which are classified in the consolidated balance sheet under "other current assets".

A summary of open tax years by major jurisdiction is as follows:

Jurisdiction
Japan	2011
Hong Kong	2000—2011
The Netherlands	2007—2011
Singapore	2008—2011
United States	1997—2011

The calculation of the Company's tax liabilities involves dealing with uncertainties in the application of complex tax laws. The Company's estimate for the potential outcome of any unrecognized tax benefits is highly judgmental. Settlement of unrecognized tax benefits in a manner inconsistent with the Company's expectations could have a material impact on the Company's financial position, net earnings and cash flows. The Company is subject to tax audits in its major tax jurisdictions, local tax authorities may challenge the positions taken by the Company.